Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Reconciliation Income Tax Provision

A reconciliation between the expected income tax provision at the federal statutory rate and the reported income tax provision is approximately as follows:

	2024	2023
Federal income tax at statutory rate	$(1,745,000)	$(1,565,000)
State income tax, net of federal benefit	(580,000)	(520,000)
Permanent differences	(1,358,000)	(75,000)
Tax credits generated in current year, net of utilized	(408,000)	(171,000)
Other	51,000	(2,102,000)
Change in valuation allowance	4,040,000	4,433,000
Total	$-	$-

Schedule of Net Deferred Tax Assets

The approximate components of the net deferred tax assets as of December 31, 2024 and 2023 were as follows:

	2024	2023
Net operating loss carryforwards	$12,227,000	$9,067,000
Section 174 research and development capitalization	2,999,000	2,490,000
Research credits	1,943,000	1,535,000
Fixed assets and intangible assets	403,000	401,000
Right of use asset	(410,000)	(613,000)
Lease liability, net	251,000	657,000
Accruals and others	230,000	66,000
	17,643,000	13,603,000
Less: valuation allowance	(17,643,000)	(13,603,000)
Net deferred tax assets	$-	$-

Schedule of Liability for Uncertain Tax Positions

A reconciliation of the beginning and ending amount of the liability for uncertain tax positions, excluding potential interest and penalties, is as follows:

Balance as of December 31, 2023	$459,000
Increase/(decrease) based on current year tax positions	79,000
Increase/(decrease) for prior year tax positions	-
Lapses of applicable statutes	-
Balance as of December 31, 2024	$538,000